LOANS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stockholders' equity	$ 259,293,024	$ 296,757,753	$ 278,439,328	$ 261,496,116
Loans past due 60 days or more and still accruing interest	$ 0	$ 0
Ratio of bankrupt accounts to total principal loan balances	1.25%	1.27%
Qualitative adjustment	$ 13,200,000
Allowance for credit loss, period increase (decrease)	7,900,000
Allowance for Credit Losses	75,210,063	$ 67,311,208	66,328,000
Retained Earnings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Stockholders' equity	$ 285,524,840	$ 286,851,102	$ 265,002,401	$ 251,711,270